Reconciliation of the Manitowoc Company, Inc. 401(k) Retirement Plan Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Reconciliation to Form 5500 [Line Items]
Reconciliation of the Manitowoc Company, Inc. 401(k) Retirement Plan Financial Statements to Form 5500

8. Reconciliation of the Manitowoc Company, Inc. 401(k) Retirement Plan Financial Statements to Form 5500

The following is a reconciliation of net assets available for plan benefits per the financial statements to the Form 5500 as of December 31, 2024:

December 31, 2024
Net assets available for plan benefits per the financial statements	$ 325,611,662

Common collective trust fund market adjustment	(1,973,636)
Net assets available for plan benefits per the Form 5500	$ 323,638,026

The following is a reconciliation of change in net assets available for benefits per the financial statements to the Form 5500 for the year ended December 31, 2024:

December 31, 2024
Net additions in net assets available for plan benefits per the financial statements	$ 29,479,559
Common collective trust fund market adjustment	(1,973,636)
Net additions in net assets available for plan benefits per the Form 5500	$ 27,505,923